Commitments and Contingencies (Details Narrative) (Marketing Analysts, LLC and Affiliate) - Marketing Analysts, LLC and Affiliate [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Expenses incurred		$ 77,000	$ 79,000	$ 79,000
Beginning on January 1, 2013 Through December 31, 2019 [Member]
Net income percentage	15.00%		15.00%